DWS Equity 500 Index VIP Average Annual Total Returns - Class B [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 24, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Class B | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.18%	13.70%	14.11%
Performance Inception Date	Apr. 30, 2002